Non-Controlling Interest - Summary of Transactions Related to Acquisition of Non Controlling Interest (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [abstract]
Book Value of the acquired non controlling Interest	$ 652,040
Percentage of voting equity interests acquired	30.00%